UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22875

The 504 Fund

(Exact name of registrant as specified in charter)

1741 Tiburon Drive
Wilmington, North Carolina 28403

(Address of principal executive offices) (Zip code)

Robert O. Judge
The 504 Fund
1741 Tiburon Drive
Wilmington, North Carolina 28403

(Name and address of agent for service)

Registrant's telephone number, including area code: (910) 247-4880

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

The 504 Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Description, State, Acquisition Date	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value

504 First Lien Loans – 100.74%
Hospitality Properties – 23.83%
D S Hospitality, LLC, California, 3/10/2014(a) (b)	1 Year Libor + 5.160% (5.430% Floor)	6.570%	3/15/2044	$1,642,613	$1,611,542	$1,653,926
McDonough Hospitality Plaza, LLC, Georgia, 12/14/2016(b)	6.500% (6.500% Floor)	5.250%*	9/5/2024	4,502,927	4,500,000	4,467,105
Moses Lake Investors, LLC, Washington, 9/18/2014(b) (c)	Prime + 2.250% (5.500% Floor)	6.000%	10/1/2039	987,024	950,558	978,647
Vaibhav Laxmi, Inc., Illinois, 8/14/2015(b)	5 Year Libor + 4.750% (6.500% Floor)	6.000%*	9/1/2026	1,640,296	1,640,188	1,612,649
YC Anchorage Hotel Group, L.P., Alaska, 5/8/2014(a) (b)	3 Year Libor + 5.180% (6.180% Floor)	5.380%*	5/15/2044	2,805,261	2,806,718	2,764,168

Total Hospitality Properties						11,476,495

Multi-Purpose Properties – 76.91%
1250 Philadelphia, LLC, California, 10/3/2014(a) (b)	5 Year Libor + 4.000% (5.930% Floor)	5.930%	10/15/2039	2,527,743	2,435,478	2,484,188
413 East 53rd Street, LLC, New York, 2/4/2014(b)	3 Year Libor + 4.170% (4.950% Floor)	6.187%	2/1/2044	1,673,192	1,646,115	1,688,305
7410-7428 Bellaire, LLC, California, 8/22/2014(a) (b)	5 Year Libor + 4.000% (5.780% Floor)	5.780%	9/15/2039	2,421,123	2,333,262	2,371,597
77 West Mount Pleasant Avenue, LLC, New Jersey, 4/30/2015(b)	3 Year Libor + 4.000% (5.125% Floor)	5.125%	5/1/2040	335,620	320,869	316,015
AKT Elevon Partners, LLC, California, 9/17/2015(b)	5 Year Libor + 3.880% (5.700% Floor)	4.970%*	10/1/2045	4,216,806	4,219,304	4,098,801
Anthony Ghostine, Kristina J. Ghostine, California, 12/1/2014(b)	3 Year Libor + 5.150% (6.300% Floor)	5.150%*	12/1/2044	394,506	394,506	386,293
BT Vineland, LLC, California, 1/5/2015(a) (b)	3 Year Libor + 5.400% (6.740% Floor)	5.340%*	1/1/2045	928,138	928,634	913,200
CBERT Rifle, LLC, Utah, 7/23/2015(b)	5 Year Libor + 4.250% (5.147% Floor)	5.147%	9/1/2037	1,385,108	1,344,233	1,359,234
CBERT Williston, LLC, Colorado, 9/18/2015(b)	5 Year Libor + 4.250% (5.132% Floor)	5.132%	1/1/2038	1,271,080	1,231,839	1,230,410
CV Investment Properties, LLC, Arizona, 5/29/2014(a) (b)	5 Year Libor + 4.750% (6.000% Floor)	6.270%	10/30/2038	643,708	612,020	623,312
Greenland Group US, LLC, New Jersey, 6/25/2014(b)	6.375% (6.375% Floor)	6.380%	2/1/2037	260,805	247,951	256,062
Grigorian Investments, LLC, California, 9/2/2014(b)	5 Year Libor +4.500% (6.330% Floor)	6.330%	9/15/2039	537,010	521,507	526,425
Marcus D. Chu, Tracey Chu, California, 3/13/2015(b)	5 Year Libor + 4.750% (6.586% Floor)	6.586%	3/10/2040	1,797,019	1,712,237	1,747,543

The 504 Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2017 (Unaudited)

Description, State, Acquisition Date	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value

504 FIRST LIEN LOANS (Continued)
Multi-Purpose Properties (CONTINUED)
Mariano D. Cibran, Florida, 5/23/2016(b)	3 Year Libor + 5.160% (6.160% Floor)	6.240%	6/1/2046	$1,305,275	$1,262,690	$1,250,606
None of Your Business, LLC, Illinois, 9/11/2014(b)	3 Year Libor + 5.000% (6.250% Floor)	6.250%	9/15/2044	501,578	484,845	485,039
Palomar Oaks Corp., California, 1/30/2014(b)	5 Year Libor + 4.500% (6.280% Floor)	6.280%	2/1/2039	1,311,482	1,288,533	1,283,598
PATC, LLC, California, 8/19/2014(a) (b)	3 Year Libor + 3.250% (4.360% Floor)	4.360%	9/15/2044	3,994,821	3,957,669	3,912,749
PennRose Studios, LLC, California, 12/17/2014(a) (b)	3 Year Libor + 5.400% (6.630% Floor)	5.230%*	1/1/2045	892,920	894,279	880,776
Rayr Holdings, LLC, California, 7/31/2015(b)	3 Year Libor + 5.775% (7.025% Floor)	7.025%	7/1/2045	955,737	910,181	910,354
Ruby View Investments, LLC, Oregon, 5/15/2014(b)	5 Year Libor + 4.000% (6.500% Floor)	6.500%	6/26/2037	2,091,421	1,998,474	2,036,825
Rug Palace, Inc. dba Rug Palace Expo, California, 2/27/2014(b)	Prime + 2.250% (5.500% Floor)	4.870%*	2/15/2044	669,774	669,774	671,422
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016(b)	1 Month Libor + 4.500%	5.310%	9/12/2023	718,165	708,304	715,380
South Washington Street Realty, LLC, Indiana, 7/21/2016(b)	3 Year Libor + 5.160% (5.910% Floor)	6.035%	7/1/2046	308,293	297,653	292,003
Stanley Avenue Realty, LLC, New York, 9/17/2014(a) (b)	4 Year Libor + 3.720% (4.770% Floor)	4.770%	9/15/2044	1,875,187	1,875,118	1,868,161
Storage Fit, LLC, California, 2/12/2015(b)	5 Year Libor + 5.750% (7.390% Floor)	5.140%*	3/1/2045	412,829	413,167	403,722
Summers Holdings, LLC, Missouri, 3/18/2016(b)	1 Month Libor + 2.850%	3.660%	4/15/2021	503,474	495,972	501,859
Watson Kellogg Property, LLC, Washington, 2/9/2015(a) (b)	5 Year Libor + 4.250% (5.700% Floor)	5.920%	6/1/2040	659,475	631,239	641,774
Watson Osburn Property, LLC, Washington, 2/9/2015(a) (b)	5 Year Libor + 4.250% (5.700% Floor)	5.880%	6/1/2040	528,050	504,608	512,995
Watson RathDrum Property, LLC, Washington, 2/9/2015(a) (b)	5 Year Libor + 4.250% (5.700% Floor)	5.920%	6/1/2040	1,380,007	1,325,116	1,347,233
ZC Park, LLC, Arizona, 10/17/2014(b)	5 Year Libor + 4.000% (5.880% Floor)	5.880%	10/15/2044	1,368,351	1,305,929	1,321,600

Total Multi-Purpose Properties						37,037,481

Total 504 First Lien Loans (identified cost of $49,446,818)						$48,513,976

The 504 Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2017 (Unaudited)

	Shares	Fair Value

Short-Term Investments – 1.96%
Federated Government Obligations Fund - Institutional Class, 0.60%(d)	945,099	$945,099

Total Short-Term Investments (Cost $945,099)		945,099

Total Investments – 102.70% (Cost $50,391,917 )		49,459,075
Liabilities in Excess of Other Assets – (2.70)%		(1,300,766)

Total Net Assets –100.00%		$48,158,309

(a)	All or portion of these 504 First Lien Loans may serve as collateral for any debt extended on the line of credit.
(b)	504 First Lien Loans are restricted as to resale. The cost and fair value as of March 31, 2017 was $49,446,818 and $48,513,976, respectively.
(c)
Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(d)	The rate shown is the annualized 7-day yield as of March 31, 2017.
*	The effective rate is net of a sub-servicing fee collected on the 504 First Lien Loan by the selling agent. As a result, the effective rate may be less than the 504 First Lien Loan floor rate.

See accompanying Notes to Schedule of Investments.

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Board of Trustees (the “Board”) of The 504 Fund (the “Fund”) in accordance with the policies and procedures (the “Valuation Procedures”) adopted by the Board. The Board has a standing valuation committee (the “Valuation Committee”) that is composed of members of the Adviser, the Board chairman and the Fund’s other officers, as appointed by the Board. The Valuation Committee operates under the Valuation Procedures approved by the Board. The Fund’s Valuation Committee makes quarterly reports to the Board concerning investments for which market quotations are not readily available. Investments in money market funds (short term investments) are valued at the closing NAV per share.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Hospitality Properties	$-	$-	$11,476,495	$11,476,495
Multi-purpose Properties	-	-	37,037,481	37,037,481
Short-Term Investment	945,099	-	-	945,099
Total	$945,099	$-	$48,513,976	$49,459,075

*	For the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s Policy to recognize transfers in and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of June 30, 2016	Purchase and funding of investments	Proceeds from principal payments and sales of portfolio investments	Net realized gain on investments	Net change in unrealized depreciation on investments	Amortization of discount and premium	Balance as of March 31, 2017
Hospitality Properties	$7,329,428	$4,503,032	$(77,446)	$-	$(277,673)	$(846)	$11,476,495
Multipurpose Properties	40,482,248	310,819	(1,725,617)	-	(2,014,107)	(15,862)	37,037,481
Total Investments	$47,811,676	$4,813,851	$(1,803,063)	$-	$(2,291,780)	$(16,708)	$48,513,976

Change in unrealized appreciation/(depreciation) from Level 3 investments held at March 31, 2017 is $(2,258,034).

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of March 31 2017:

Type of Level 3 Investment	FairValue as of March 31, 2017	Valuation Technique	Unobservable Inputs	Weighted Average	Range	Impact to Fair Value from an Increase in Input

Hospitality Properties	$11,476,495	Discounted Cash Flows	Purchase Price	$100.61	$100 - 104	Decrease**
			Debt Service Coverage Ratio	1.73	1.25 - 2.74	N/A*
			Effective Loan to Value Ratio	46.7%	42% - 53%	Decrease
			Average Personal Credit Score	721	687-761	N/A*

Multipurpose Properties	37,037,481	Discounted Cash Flows	Purchase Price	$102.341	$100 - 105	Decrease**
			Debt Service Coverage Ratio	1.57	1.01 - 2.48	N/A*
			Effective Loan to Value Ratio	50.57%	39% - 64%	Decrease
			Average Personal Credit Score	754	685 - 819	N/A*

Total Level 3 Investments	$48,513,976

*	A decrease in the input would result in a decrease in fair value.
**	An increase in the spread from the Fund's purchase price to the benchmark utilized within the fair value methodology would result in a decrease in fair value

Federal Income Taxes
At March 31, 2017, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$50,391,917

Gross unrealized appreciation	$28,074
Gross unrealized depreciation	(960,916)

Net unrealized appreciation/(depreciation) on investments	$(932,842)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 504 Fund

By (Signature and Title)	/s/ Robert O. Judge
Robert O. Judge, President
(principal executive officer)

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert O. Judge
Robert O. Judge, President
(principal executive officer)

Date	May 26, 2017

By (Signature and Title)	/s/ Dean Pelos
Dean Pelos, Chief Compliance Officer
(principal financial officer)

Date	May 26, 2017